Share based compensation expenses - Share options issued by Pintec (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jun. 28, 2019 $ / shares shares	Nov. 28, 2018 $ / shares shares	Jul. 31, 2018 $ / shares shares	May 31, 2018 $ / shares shares	Mar. 27, 2018 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 $ / shares	May 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Share based compensation expenses
Additional numbers of share options paired for each outstanding option | shares						1
Exercise price			$ 0.000125	$ 0.000125	$ 0.000125
Options Outstanding
Outstanding at beginning of the year (in shares) | shares							17,511,564	17,511,564
Granted (in shares) | shares			610,000	740,000	16,042,500	24,287,218
Average Intrinsic Value
Outstanding | ¥									¥ 153,999	¥ 153,999
Additional Information
Share-based compensation expenses							$ 2,563	¥ 17,847	131,260		¥ 31,018
Service period		4 years
Intrinsic value of options exercised | ¥								¥ 23,403	¥ 0		¥ 0
Fair value assumptions
Fair value of the underlying shares on the date of option grants			$ 1.5899	$ 1.4506									$ 1.2785
Management
Options Outstanding
Granted (in shares) | shares		1,497,090
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)		$ 0.18
Additional Information
Stock options, exercise price		$ 0.42
Consultant
Options Outstanding
Granted (in shares) | shares	680,827
Consultant | Exercise price one [member]
Options Outstanding
Granted (in shares) | shares	231,868
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)	$ 0.55
Additional Information
Stock options, exercise price	$ 0.000125
Consultant | Exercise price two [member]
Options Outstanding
Granted (in shares) | shares	448,959
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)	$ 0.07
Additional Information
Stock options, exercise price	$ 0.79
Service-based share options
Options Outstanding
Outstanding at beginning of the year (in shares) | shares							17,156,564	17,156,564
Granted (in shares) | shares							2,177,917	2,177,917	17,392,500
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share)							$ 0.2018			¥ 1.2967
Average Intrinsic Value
Outstanding | ¥								¥ 113,541	¥ 152,705	¥ 152,705
Additional Information
Share-based compensation expenses | ¥								(5,333)	94,764
Unrecognized share-based compensation expenses | ¥								10,054	61,947	¥ 61,947
Stock options, exercise price							$ 0.4537			¥ 0.0001
Intrinsic value of options exercised | ¥								¥ 76,927	¥ 0
Fair value assumptions
Exercise multiples									2.20%
Expected dividend yield							0.00%	0.00%	0.00%
Minimum | Service-based share options
Fair value assumptions
Expected volatility							37.60%	37.60%	37.60%
Risk-free interest rate							1.78%	1.78%	1.78%
Expected term (in years)							3 years	3 years	3 years
Fair value of the underlying shares on the date of option grants												$ 0.42		$ 0.42
Maximum | Service-based share options
Fair value assumptions
Expected volatility							39.90%	39.90%	39.90%
Risk-free interest rate							2.89%	2.89%	2.89%
Exercise multiples							2.20%	2.20%
Expected term (in years)							10 years	10 years	10 years
Fair value of the underlying shares on the date of option grants												$ 1.59		$ 1.59